Financial Instruments, Risk Management and Capital Management - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
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Cash and cash equivalents	₽ 103,702	₽ 3,003	₽ 2,684	₽ 3,803
Percent of cash and cash equivalents with banks having external credit ratings of BBB-/BBB	99.00%	97.00%
Impairment loss recognised in profit or loss	₽ 0